Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Federal
Current	$ 0	$ 0
Deferred	0	0
State
Current	0	2,000
Deferred	0	0
Income tax expense	$ 0	$ 2,000